Organization and Summary of Significant Accounting Policies - Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Accumulated amortization	$ 0	$ 0
Intangible assets, net	$ 17,630,000	0
Marketing-related intangible assets
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	15 years
Sublicense agreement
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 11,330,000	0
Trademark license
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	6,030,000	0
Non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 270,000	$ 0
Minimum | Contract-based intangible assets
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	11 years 1 month 6 days
Maximum | Contract-based intangible assets
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	15 years